Non-controlling interest (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2023	Feb. 28, 2022	Aug. 31, 2022
IfrsStatementLineItems [Line Items]
Revenue	$ 10,098	$ 3,334	$ 19,816	$ 3,334
Comprehensive loss for the period/year	(50)	(1,002)	5,110	(3,160)
Current assets	17,434		17,434		$ 15,852
Non-current assets	61,950		61,950		55,993
Current liabilities	16,346		16,346		17,250
Non-controlling interests [member] | Buckreef [Member]
IfrsStatementLineItems [Line Items]
Revenue	10,098	3,334	19,816	3,334
Comprehensive loss for the period/year	2,998	$ 2,124	6,660	$ 1,735
Current assets	10,622		10,622		7,253
Non-current assets	59,662		59,662		53,789
Current liabilities	(9,562)		(9,562)		(8,602)
Non-current liabilities	5,029		5,029		2,815
Advances from parent, net	$ (37,150)		$ (37,150)		$ (37,725)